Income Taxes (Details) - Schedule of current and deferred portions of the income tax expense - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of current and deferred portions of the income tax expense [Abstract]
Current	$ 53,239	$ 2,842
Deferred	1,128	479
Income tax expense	$ 54,367	$ 3,321